CONTINGENT LIABILITIES AND PROVISIONS (Details)	May 20, 2021	Feb. 20, 2019 USD ($)	Jan. 22, 2019 USD ($)	Aug. 03, 2018 USD ($)	Mar. 24, 2017 claim
Disclosure of contingent liabilities
Number of claims asserting for correction of patent inventorship | claim					2
Contingent liability for patent infringement action
Disclosure of contingent liabilities
Damages award recognized			$ 0
Percentage of costs of appeal proceedings which both parties should bear	50.00%
Percentage of the court fees of the first instance proceedings that Neovasc bears	50.00%
Contingent liability for settlement agreement with Upenn
Disclosure of contingent liabilities
Total fees				$ 2,650,000
Period for payment of fees in installments				3 years
Contingent liability for settlement agreement with Upenn | Minimum
Disclosure of contingent liabilities
Royalty payment (as a percent)				1.00%
Contingent liability for settlement agreement with Upenn | Maximum
Disclosure of contingent liabilities
Royalty payment (as a percent)				1.50%
Contingent liability for settlement agreement with Endovalve
Disclosure of contingent liabilities
Total fees		$ 3,000,000
Period for payment of fees in installments		2 years 6 months
Royalty payment (as a percent)		1.30%